Pension and Postretirement Benefit Plans and Defined Contribution Plans - Funded Status Recognized in Consolidated Balance Sheets (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	$ 0	$ 0
Current liabilities	[2]	(31)	(30)
Noncurrent liabilities	[3]	(1,504)	(1,766)
Funded status		(1,534)	(1,796)
United States [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	0	(160)
Noncurrent liabilities	[3]	(2,418)	(2,830)
Funded status		(2,418)	(2,990)
United States [Member] | U.S. Supplemental (Non-Qualified) Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	0	0
Current liabilities	[2]	(160)	(152)
Noncurrent liabilities	[3]	(1,336)	(1,297)
Funded status		(1,495)	(1,450)
Foreign Plan [Member] | Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	[1]	454	300
Current liabilities	[2]	(26)	(28)
Noncurrent liabilities	[3]	(2,172)	(2,279)
Funded status		$ (1,745)	$ (2,008)

[1]	Included primarily in Other noncurrent assets.
[2]	Included in Accrued compensation and related items.
[3]	Included in Pension benefit obligations, net and Postretirement benefit obligations, net, as appropriate.